FINANCIAL INSTRUMENTS - Fair value hierarchy (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	$ 97,026	$ 90,512
Total liabilities at fair value	40,580	39,168
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	6,461	5,071
Total liabilities at fair value	742	374
Recurring fair value measurement | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	679	316
Recurring fair value measurement | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	63	58
Recurring fair value measurement | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	866	1,146
Recurring fair value measurement | Trade accounts receivable and other subject to TSR programs
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	461	622
Recurring fair value measurement | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	3,977	2,985
Recurring fair value measurement | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	1,157	318
Recurring fair value measurement | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	791	1,069
Total liabilities at fair value	0	0
Recurring fair value measurement | Level 1 | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	0	0
Recurring fair value measurement | Level 1 | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	0	0
Recurring fair value measurement | Level 1 | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	791	1,069
Recurring fair value measurement | Level 1 | Trade accounts receivable and other subject to TSR programs
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	0	0
Recurring fair value measurement | Level 1 | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	0	0
Recurring fair value measurement | Level 1 | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	0	0
Recurring fair value measurement | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	5,129	3,288
Total liabilities at fair value	742	374
Recurring fair value measurement | Level 2 | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	679	316
Recurring fair value measurement | Level 2 | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	63	58
Recurring fair value measurement | Level 2 | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	0	0
Recurring fair value measurement | Level 2 | Trade accounts receivable and other subject to TSR programs
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	0	0
Recurring fair value measurement | Level 2 | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	3,977	2,985
Recurring fair value measurement | Level 2 | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	1,152	303
Recurring fair value measurement | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	541	714
Total liabilities at fair value	0	0
Recurring fair value measurement | Level 3 | Derivative financial current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	0	0
Recurring fair value measurement | Level 3 | Derivative financial non-current liabilities
Disclosure of fair value measurement of assets [line items]
Total liabilities at fair value	0	0
Recurring fair value measurement | Level 3 | Investments in equity instruments at FVOCI
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	75	77
Recurring fair value measurement | Level 3 | Trade accounts receivable and other subject to TSR programs
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	461	622
Recurring fair value measurement | Level 3 | Derivative financial current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	0	0
Recurring fair value measurement | Level 3 | Derivative financial non-current assets
Disclosure of fair value measurement of assets [line items]
Total assets at fair value	$ 5	$ 15